Subsequent Events	6 Months Ended
Nov. 30, 2011
Notes to Financial Statements
Subsequent Events

On February 8, 2012, the Company issued 1,000,000 shares of restricted common stock to the owner of  Bobby V’s and Philly for an extension of the maturity date of the promissory notes issued to close the transactions described previously in notes to consolidated financial statements.  All three promissory notes were extended in unison in exchange for the stock issued. With this extension, the maturity date of the notes has been extended to August 31, 2012.

Effective March 8, 2012, our majority stockholder, JVW Entertainment, Inc., removed two of the Company's directors by action by written consent. More information about the removal of these board members is available in our report on Form 8-K filed on March 15, 2012.

On March 9, 2012, the Company entered into a Securities Purchase Agreement whereby the Company issued a convertible debenture in the amount of $42,500. The convertible debenture matures December 12, 2012 and carries an interest rate of 8% per annum. The convertible debenture can be prepaid during the first 90 days at an amount equal to the outstanding principal amount plus accrued and unpaid interest, multiplied by 140%. The convertible debenture can be prepaid during 91st day through to the 150th day following the issue date, at an amount equal to the outstanding principal amount plus accrued and unpaid interest, multiplied by 145%. The convertible debenture can be prepaid during the 151st day through to the date of maturity, at an amount equal to the outstanding principal amount plus accrued and unpaid interest, multiplied by 150%. If the convertible debenture is not retired prior to maturity, it is convertible into shares of the Company's common stock at a 49% discount off the average of the lowest three closing bid prices as listed on the Over-the-Counter Bulletin Board during the last 15 day trading period ending one trading day prior to a conversion notice being conveyed by the holder.  The proceeds received from the issuance of this convertible debenture were used to pay legal and accounting fees.

Effective April 19, 2012, a member of the Company's directors resigned. More information about the resignation of this board member is available in our report on Form 8-K filed on April 24, 2012.

Effective May 8, 2012, the Company entered into a Purchase and Sale Agreement and Mutual General Release with a consultant and stockholder, and our Vice President for Retail Sales, whereby we sold back all of our interest in the pasta sauce and salsa distribution operation, trademarks and all related business which we had purchased from the two parties on March 5, 2010. In consideration for the transaction we mutually terminated the consulting agreement and non-compete agreement; the stockholder surrendered 940,000 shares of our common stock, 1,000,000 common stock purchase warrants; and cancelled all accrued and unpaid compensation under the consulting agreement. Our Vice President of Retail Sales resigned the position, cancelled all accrued and unpaid compensation, and surrendered 99,868 shares of our common stock. More information about the Purchase and Sale Agreement and Mutual Release is available on our report on Form 8-K filed on May 9, 2012.

As this Form 10Q/A amends a previously filed quarterly report, we have not included discontinued operations disclosure. Complete discontinued operations disclosure will be included in Form 10K for the fiscal year ended May 31, 2012. The following table presents unaudited pro forma information of the results of the Company for the periods ended November 30, 2011 and November 30, 2010 as if the disposition had taken place at the beginning of the periods presented.

	For the Three Months Ended		For the Six Months Ended
	November 30, 2011	November 30, 2010	November 30, 2011	November 30, 2010
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
Operating loss as reported	$(839,048)	$(324,556)	$(1,006,852)	$(488,756)
Operating loss from discontinued operations	13,816	19,107	34,143	38,120
Pro forma operating loss	(825,232)	(305,449)	(972,709)	(450,636)

On May 14, 2012 the Company changed its name to "Big Three Restaurants, Inc.". We believe this name is compatible with our current trading symbol of "BTHR", which we do not expect to change.